Segments (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Group Segment Disclosures
The following tables summarize the Company’s segment disclosures:

	Three Months Ended September 30, 2026
	Insurance	Reinsurance	Other	Total
Gross premiums written	$686.1	$153.7	$—	$839.8
Net premiums written	520.5	71.8	—	592.3
Net premiums earned	634.0	149.7	—	783.7
Losses and loss adjustment expenses	(341.6)	(10.3)	—	(351.9)
Policy acquisition expenses	(193.8)	(44.7)	(96.8)	(335.3)
General and administrative expenses	—	—	(29.5)	(29.5)
Underwriting income	98.6	94.7		67.0
Net investment income				44.6
Net realized and unrealized investment losses				(27.4)
Corporate and other expenses				(0.3)
Net foreign exchange gains				2.0
Financing costs				(12.5)
Income before income taxes				73.4
Income tax expense				(11.7)
Net income				$61.7

Losses and loss adjustment expenses incurred - current year	(325.8)	(21.4)		$(347.2)
Losses and loss adjustment expenses incurred - prior accident years	(15.8)	11.1		(4.7)
Losses and loss adjustment expenses incurred - total	$(341.6)	$(10.3)		$(351.9)

Underwriting Ratios(1)
Loss ratio - current year	51.4%	14.3%		44.3%
Loss ratio - prior accident years	2.5%	(7.4%)		0.6%
Loss ratio - total	53.9%	6.9%		44.9%
Policy acquisition expense ratio	30.6%	29.9%		30.4%
Underwriting ratio	84.5%	36.8%		75.3%
The Fidelis Partnership commissions ratio				12.4%
General and administrative expense ratio				3.8%
Combined ratio				91.5%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$605.8	$191.7	$—	$797.5
Net premiums written	388.5	115.7	—	504.2
Net premiums earned	456.5	143.3	—	599.8
Losses and loss adjustment expenses	(177.0)	(3.7)	—	(180.7)
Policy acquisition expenses	(137.2)	(42.1)	(87.1)	(266.4)
General and administrative expenses	—	—	(27.2)	(27.2)
Underwriting income	142.3	97.5		125.5
Net investment income				45.9
Net realized and unrealized investment gains				6.2
Net foreign exchange losses				(1.7)
Financing costs				(15.1)
Income before income taxes				160.8
Income tax expense				(30.3)
Net income				$130.5

Losses and loss adjustment expenses incurred - current year	(179.7)	(17.0)		$(196.7)
Losses and loss adjustment expenses incurred - prior accident years	2.7	13.3		16.0
Losses and loss adjustment expenses incurred - total	$(177.0)	$(3.7)		$(180.7)

Underwriting Ratios(1)
Loss ratio - current year	39.4%	11.9%		32.8%
Loss ratio - prior accident years	(0.6%)	(9.3%)		(2.7%)
Loss ratio - total	38.8%	2.6%		30.1%
Policy acquisition expense ratio	30.1%	29.4%		29.9%
Underwriting ratio	68.9%	32.0%		60.0%
The Fidelis Partnership commissions ratio				14.5%
General and administrative expense ratio				4.5%
Combined ratio				79.0%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2026
	Insurance	Reinsurance	Other	Total
Gross premiums written	$3,035.7	$941.3	$—	$3,977.0
Net premiums written	2,068.0	473.8	—	2,541.8
Net premiums earned	1,663.6	269.7	—	1,933.3
Losses and loss adjustment expenses	(870.6)	2.3	—	(868.3)
Policy acquisition expenses	(496.9)	(80.0)	(254.1)	(831.0)
General and administrative expenses	—	—	(88.0)	(88.0)
Underwriting income	296.1	192.0		146.0
Net investment income				132.3
Net realized and unrealized investment losses				(4.1)
Corporate and other expenses				(3.0)
Net foreign exchange losses				(2.0)
Financing costs				(39.8)
Income before income taxes				229.4
Income tax expense				(15.3)
Net income				$214.1

Losses and loss adjustment expenses incurred - current year	(860.3)	(39.1)		$(899.4)
Losses and loss adjustment expenses incurred - prior accident years	(10.3)	41.4		31.1
Losses and loss adjustment expenses incurred - total	$(870.6)	$2.3		$(868.3)

Underwriting Ratios(1)
Loss ratio - current year	51.7%	14.5%		46.5%
Loss ratio - prior accident years	0.6%	(15.4%)		(1.6%)
Loss ratio - total	52.3%	(0.9%)		44.9%
Policy acquisition expense ratio	29.9%	29.7%		29.8%
Underwriting ratio	82.2%	28.8%		74.7%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				4.6%
Combined ratio				92.4%
_________________
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,775.1	$964.3	$—	$3,739.4
Net premiums written	1,743.6	485.9	—	2,229.5
Net premiums earned	1,427.3	313.5	—	1,740.8
Losses and loss adjustment expenses	(750.2)	(156.4)	—	(906.6)
Policy acquisition expenses	(434.3)	(81.9)	(236.1)	(752.3)
General and administrative expenses	—	—	(71.5)	(71.5)
Underwriting income	242.8	75.2		10.4
Net investment income				140.0
Net realized and unrealized investment gains				18.8
Corporate and other expenses				(1.2)
Net foreign exchange losses				(2.2)
Financing costs				(33.1)
Income before income taxes				132.7
Income tax expense				(25.0)
Net income				$107.7

Losses and loss adjustment expenses incurred - current year	(647.0)	(227.2)		$(874.2)
Losses and loss adjustment expenses incurred - prior accident years	(103.2)	70.8		(32.4)
Losses and loss adjustment expenses incurred - total	$(750.2)	$(156.4)		$(906.6)

Underwriting Ratios(1)
Loss ratio - current year	45.4%	72.5%		50.2%
Loss ratio - prior accident years	7.2%	(22.6%)		1.9%
Loss ratio - total	52.6%	49.9%		52.1%
Policy acquisition expense ratio	30.4%	26.1%		29.7%
Underwriting ratio	83.0%	76.0%		81.8%
The Fidelis Partnership commissions ratio				13.6%
General and administrative expense ratio				4.1%
Combined ratio				99.5%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.